FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (formerly, First Cova Life Insurance Company)

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
               (formerly, First Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to First MetLife Investors Insurance Company as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is First MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.



Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:



                                                            Management         Other             Total Annual
                                                            Fees*              Expenses*          Expenses
                                                        (after fee waiver   (after Expense      (after Expense
                                                         for certain       Reimbursement for   Reimbursement for
                                                          Portfolios)      certain Portfolios) certain Portfolios)
J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90


*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio, and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.


                                                             Time         Periods
                                                 1 year     3 years       5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$91.29  (a)$110.60    (a)$139.34   (a)$240.77
                                                 (b)$21.29  (b)$65.60     (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$95.50  (a)$123.27    (a)$160.50   (a)$283.17
                                                 (b)$25.50  (b)$78.27     (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$91.79  (a)$112.12    (a)$141.89   (a)$245.92
                                                 (b)$21.79  (b)$67.12     (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$92.09  (a)$113.03    (a)$143.41   (a)$249.00
                                                 (b)$22.09  (b)$68.03     (b)$116.41   (b)$249.00

J.P. Morgan International Equity Portfolio       (a)$95.80  (a)$124.17    (a)$161.99   (a)$286.12
                                                 (b)$25.80  (b)$79.17     (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$92.29  (a)$113.63    (a)$144.42   (a)$251.04
                                                 (b)$22.29  (b)$68.63     (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$94.30  (a)$119.67    (a)$154.50   (a)$271.25
                                                 (b)$24.30  (b)$74.67     (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$91.69  (a)$111.82    (a)$141.38   (a)$244.89
                                                 (b)$21.69  (b)$66.82     (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$94.30  (a)$119.67    (a)$154.50   (a)$271.25
                                                 (b)$24.30  (b)$74.67     (b)$127.50   (b)$271.25



5. The following replaces the second paragraph under "Purchases - Accumulation Units" contained in your prospectus:

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1)dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2)multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

APPENDIX A
Condensed Financial Information
Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                           Year or Period
                                            Ended 9/30/00
-------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.

Select Equity Sub-Account
     Beginning of Period                       $18.38
     End of Period                             $18.40
     Number of Accum. Units Outstanding        9,344
Small Cap Stock Sub-Account
     Beginning of Period                       $17.58
     End of Period                             18.25
     Number of Accum. Units Outstanding        7,169
International Equity Sub-Account
     Beginning of Period                       $16.34
     End of Period                             $14.15
     Number of Accum. Units Outstanding        12,105
Quality Bond Sub-Account
     Beginning of Period                       $11.57
     End of Period                             $12.20
     Number of Accum. Units Outstanding        4,609
Large Cap Stock Sub-Account
     Beginning of Period                       $22.55
     End of Period                             $21.34
     Number of Accum. Units Outstanding        15,705
------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                       $13.77
     End of Period                             $14.13
     Number of Accum. Units Outstanding        15,414
-------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                       $10.88
     End of Period                             $14.29
     Number of Accum. Units Outstanding         9,679
-------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                       $14.64
     End of Period                             $15.02
     Number of Accum. Units Outstanding        10,443
-------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                       $14.45
     End of Period                             $12.54
     Number of Accum. Units Outstanding         4,840
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Sub-Account
      Beginning of Period                      $39.46
      End of Period                            $41.28
      Number of Accum. Units Outstanding       13,497
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                       $11.56
     End of Period                             $12.06
     Number of Accum. Units Outstanding             9

-------------------------------------------------------------------------------------------------------------------

* The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the Cova Series Trust investment portfolios as follows: Select Equity (3/11/97), Small Cap Stock (3/17/97), International Equity (3/11/97), Quality Bond (5/15/97), Large Cap Stock (3/11/97), Bond Debenture (5/15/97), Mid-Cap Value (3/4/98), Large Cap Research (3/3/98) and Developing Growth (11/23/98). The
     General  American  Capital  Company Money  Market  Sub-Account   commenced
     investment operations on December 28, 1998.



8.  The following replaces Appendix C - Performance Information:

APPENDIX C
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock. Lord, Abbett & Co. is the sub-adviser for the following Portfolios of Cova Series Trust: Bond Debenture, Mid-Cap Value, Large Cap Research and Developing Growth. All of these portfolios began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge rate has been revised as of the date of this Prospectus. The performance information shown in Column A below reflects the previous withdrawal charge rate.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio.



------------------------------------------------------------------------------------------------------------------------------------

Part 1 Met Investors Series Trust(1)
Average Annual Total Return for the period ended 9/30/00
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                   (reflects insurance
                                                                     and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
                                      Separate Account                             10 years or                        10 years or
                                      Inception Date                                 since                              since
Portfolio                             in Portfolio                  1 yr    5 yrs  inception         1 yr      5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
   J.P. Morgan Select Equity           3/11/97                      7.41%   n/a         12.58%      12.91%     n/a        13.40%
   J.P. Morgan Small Cap Stock         3/17/97                     31.48%   n/a         14.79%      36.98%     n/a        15.59%
   J.P. Morgan International Equity    3/11/97                     -3.35%   n/a          5.98%       2.15%     n/a         6.94%
   J.P. Morgan Quality Bond            5/15/97                     -0.42%   n/a          3.61%       5.08%     n/a         4.69%
   J.P. Morgan Enhanced Index
       (formerly Large Cap Stock)      3/11/97                      0.16%   n/a         15.71%       5.66%     n/a        16.48%
   Lord Abbett Bond Debenture          5/15/97                      0.74%   n/a          4.57%       6.24%     n/a         5.63%
   Lord Abbett Mid-Cap Value           3/04/98                     28.67%   n/a          8.86%      34.17%     n/a        10.50%
   Lord Abbett Developing Growth       11/23/98                    -0.66%   n/a          9.04%       4.83%     n/a        11.81%
   Lord Abbett Growth and Income(2)     3/11/97                     9.67%   n/a         11.82%      15.17%     n/a        12.66%

------------------------------------------------------------------------------------------------------------------------------------


(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from March 11, 1997 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.




PART 1 General  American  Capital Company Money Market Fund Average Annual Total
Return for the period ended 9/30/00:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                    (reflects insurance
                                                                      and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                1 yr        since                       1 yr        since
Portfolio                             in Portfolio                            inception                               inception
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                          12/28/98                    0.20%            1.70%                     5.70%         4.81%


-----------------------------------------------------------------------------------------------------------------------------------



PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge reflected is the revised charge which takes effect as of the date of this Prospectus.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.




- ----------------------------------------------------------------------------------------------------------------------------------

Part 2 Met Investors Series Trust(1)
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects all charges         (reflects insurance
                                               Fund Performance                 and portfolio                 charges and
                                                   Column A                       expenses)                portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio                        10 years or                    10 years or                    10 years or
                          Inception                          since                          since                           since
Portfolio                 Date              1 yr    5 yrs   inception        1 yr   5 yrs  inception        1 yr    5 yrs  inception
------------------------------------------------------------------------------------------------------------------------------------

   J.P. Morgan Select
      Equity               5/1/96             14.53%    n/a     16.20%       7.41%    n/a      14.11%        12.91%   n/a    14.58%
   J.P. Morgan Small Cap
      Stock                5/1/96             38.91%    n/a     14.89%       31.48%   n/a      12.79%        36.98%   n/a    13.29%
   J.P. Morgan
      International
      Equity               5/1/96             3.63%     n/a     9.19%        -3.35%   n/a      7.08%         2.15%    n/a     7.65%

   J.P. Morgan Quality
      Bond                 5/1/96             6.54%     n/a     6.30%        -0.42%   n/a      4.22%         5.08%    n/a     4.84%

   J.P. Morgan Enhanced
      Index (formerly
      Large Cap Stock)     5/1/96             7.14%     n/a     20.36%       0.16%    n/a      18.28%        5.66%    n/a    18.70%

   Lord Abbett Bond
      Debenture            5/1/96             7.67%     n/a     9.40%        0.74%    n/a      7.34%         6.24%    n/a     7.91%
   Lord Abbett Mid-Cap
      Value                8/20/97            36.10%    n/a     13.63%       28.67%   n/a      11.47%        34.17%   n/a    12.15%

   Lord Abbett Developing
      Growth               8/20/97            6.29%     n/a     8.95%        -0.66%   n/a      6.40%         4.83%    n/a     7.53%

   Lord Abbett Growth and
      Income(2)           12/11/89           16.81%   16.74%   17.75%         9.67% 14.63%    16.09%        15.17%  15.12%   16.14%
------------------------------------------------------------------------------------------------------------------------------------


   (1) As described elsewhere herein, effective on February 12, 2001, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.


   (2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.


Part 2 General  American  Capital Company Money Market Fund Average Annual Total
Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                 Column B                         Column C
                                                                            (reflects all charges             (reflects insurance
                                                Fund Performance               and portfolio                     charges and
                                                   Column A                      expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception
Portfolio                 Date            1 yr      5 yrs   10 yrs       1 yr      5 yrs    10 yrs       1 yr      5 yrs   10 yrs
------------------------------------------------------------------------------------------------------------------------------------
     Money Market          10/1/87        6.22%    5.65%    5.20%        0.20%    3.68%    3.75%        5.70%      4.39%    3.84%

------------------------------------------------------------------------------------------------------------------------------------

CNY-7052 (2/01)
